INVESTMENT IN BIOCANCELL (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	Jun. 30, 2013 shares	Jul. 31, 2012 USD ($) shares	Jan. 31, 2012 shares	Jul. 31, 2008 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2012 USD ($) shares	Nov. 30, 2012 $ / shares shares
Schedule of Cost-method Investments [Line Items]
Proceeds from maturity of BioCancell convertible note		$ 2,000
Proceeds from convertible note including accrued interest		$ 2,480
Proceeds from sale of BioCancell shares						$ 67	$ 420
Decrease (increase) in fair value of investment in BioCancell					$ (35)	(245)	$ 574
Investment fee percentage					4.00%
BioCancell Therapeutics, Inc. [Member]
Schedule of Cost-method Investments [Line Items]
Shares issued | shares		29,972	102,598	83,752				19,182
Shares issued, price per share | $ / shares				$ 5.97	$ 83				$ 0.42
Investment in BioCancell				$ 500	$ 50	$ 85
Number of shares covered by warrant | shares				430,191
Shares received upon exercise of warrants | shares	240,924
Value of shares received for consulting services								$ 29
Stock split ratio	0.10
Number of shares sold | shares						74,957	152,068
Proceeds from sale of BioCancell shares						$ 67	$ 420
Common stock due to the Company | shares									324,287
Corporate Debt Securities [Member]
Schedule of Cost-method Investments [Line Items]
Investment in BioCancell				$ 2,000
Loan interest rate				10.00%
Number of shares loan is convertible into | shares				346,439
Loan conversion price | $ / shares				$ 7.16
Warrant term				5 years